Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

EIN: 66-0676831
PLAN NUMBER: 002

	Identity of Issue	Description of Investment	Cost	Fair Value

*	The Procter & Gamble Company	Common stock	$8,948,880	$16,550,299

	The J.M. Smucker Company	Common stock	**	38,733

	Vanguard FTSE All-World EX US Index Fund	Mutual fund	**	2,307,145

	Vanguard Balanced Index Fund	Mutual fund	**	5,620,959

	Vanguard Small Cap Index Fund	Mutual fund	**	5,435,511

	Vanguard Inflation Protected Securities Fund	Mutual fund	**	1,121,472

	Vanguard Total Bond Market Index Fund	Mutual fund	**	1,962,919

	Vanguard Treasury Money Market-Inst Fund	Mutual fund	**	4,410,204

	Vanguard Institutional Index Fund	Mutual fund	**	16,322,924

*	Northern Trust Short Term Investment Fund	Common Collective Trust	**	38,021

*	Banco Popular de P.R. (Time Deposit)	Time deposit open account bearing interest at a variable rate (2.843% at December 31, 2025)	**	9,765

	Total			$53,817,952

*	Party-in-interest.
**	Cost information is not required for participant-directed investments and therefore is not included.